                                STI CLASSIC FUNDS

                        SUPPLEMENT DATED DECEMBER 5, 2005
                   TO THE PROSPECTUS DATED AUGUST 1, 2005 STI
         CLASSIC EQUITY FUNDS A SHARES AND C SHARES (FORMERLY L SHARES)

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

1. Effective December 1, 2005, Ms. Elizabeth G. Pola, CFA, co-manages the Capital Appreciation Fund and the Balanced Fund with Mr. Robert J. Rhodes. Ms. Pola has served as Executive Vice President and Director of Equity Research at Trusco since February 2000, and has worked at Trusco since 1983. She has more than 22 years of investment experience.


2. All references to the Russell 2000(R) Index as the benchmark of the Small Cap Growth Stock Fund are corrected to read "Russell 2000(R) Growth Index." The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.



















               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-ACE-1205

                                STI CLASSIC FUNDS

                        SUPPLEMENT DATED DECEMBER 5, 2005
                     TO THE PROSPECTUS DATED AUGUST 1, 2005
                 STI CLASSIC FUNDS FOR THE SUNTRUST 401(K) PLAN

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

1. Effective December 1, 2005, Ms. Elizabeth G. Pola, CFA, co-manages the Capital Appreciation Fund and the Balanced Fund with Mr. Robert J. Rhodes. Ms. Pola has served as Executive Vice President and Director of Equity Research at Trusco since February 2000, and has worked at Trusco since 1983. She has more than 22 years of investment experience.


2. All references to the Russell 2000(R) Index as the benchmark of the Small Cap Growth Stock Fund are corrected to read "Russell 2000(R) Growth Index." The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.



















               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-SI401K-1205

                                STI CLASSIC FUNDS

                        SUPPLEMENT DATED DECEMBER 5, 2005
                     TO THE PROSPECTUS DATED AUGUST 1, 2005
           STI CLASSIC FUNDS FOR SUNTRUST RETIREMENT SERVICES CLIENTS

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

1. Effective December 1, 2005, Ms. Elizabeth G. Pola, CFA, co-manages the Capital Appreciation Fund and the Balanced Fund with Mr. Robert J. Rhodes. Ms. Pola has served as Executive Vice President and Director of Equity Research at Trusco since February 2000, and has worked at Trusco since 1983. She has more than 22 years of investment experience.


2. All references to the Russell 2000(R) Index as the benchmark of the Small Cap Growth Stock Fund are corrected to read "Russell 2000(R) Growth Index." The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


3. Mr. Gregory L. Fraser has resigned as Co-Manager of the Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund, Life Vision Target Date 2015 Fund, Life Vision Target Date 2025 Fund and Life Vision Target Date 2035 Fund, effective September 2, 2005. Information regarding Mr. Fraser is deleted from the Portfolio Manager section of the Prospectus.











               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-IRS-1205

                                STI CLASSIC FUNDS

                        SUPPLEMENT DATED DECEMBER 5, 2005
                     TO THE PROSPECTUS DATED AUGUST 1, 2005
              STI CLASSIC EQUITY FUNDS I SHARES (FORMERLY T SHARES)

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

1. Effective December 1, 2005, Ms. Elizabeth G. Pola, CFA, co-manages the Capital Appreciation Fund and the Balanced Fund with Mr. Robert J. Rhodes. Ms. Pola has served as Executive Vice President and Director of Equity Research at Trusco since February 2000, and has worked at Trusco since 1983. She has more than 22 years of investment experience.

2. All references to the Russell 2000(R) Index as the benchmark of the Small Cap Growth Stock Fund are corrected to read "Russell 2000(R) Growth Index." The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


3. Mr. Gregory L. Fraser has resigned as Co-Manager of the Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund, Life Vision Target Date 2015 Fund, Life Vision Target Date 2025 Fund and Life Vision Target Date 2035 Fund, effective September 2, 2005. All information regarding Mr. Fraser is deleted from the Portfolio Manager section of the Prospectus.












               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-IE-1205

                                STI CLASSIC FUNDS

                        SUPPLEMENT DATED DECEMBER 5, 2005
                     TO THE PROSPECTUS DATED AUGUST 1, 2005
              STI CLASSIC EQUITY FUNDS I SHARES (FORMERLY T SHARES)

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

1. Effective December 1, 2005, Ms. Elizabeth G. Pola, CFA, co-manages the Capital Appreciation Fund with Mr. Robert J. Rhodes. Ms. Pola has served as Executive Vice President and Director of Equity Research at Trusco since February 2000, and has worked at Trusco since 1983. She has more than 22 years of investment experience.


2. All references to the Russell 2000(R) Index as the benchmark of the Small Cap Growth Stock Fund are corrected to read "Russell 2000(R) Growth Index." The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
















               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-ICA-1205

                                STI CLASSIC FUNDS

                        SUPPLEMENT DATED DECEMBER 5, 2005
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2005

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

1. Effective December 1, 2005, Ms. Elizabeth G. Pola, CFA, co-manages the Capital Appreciation Fund and Balanced Fund with Mr. Robert J. Rhodes. The Statement of Additional Information is revised to add information about Ms. Pola and to revise information about Mr. Rhodes as indicated below.

The following is added under Management of Other Accounts on page 44:


---------------------------------------------------------------------------------------------------------------------------
NAME OF PORTFOLIO MANAGER/                NUMBER OF OTHER ACCOUNTS MANAGED/                   OTHER ACCOUNTS WITH
NAME OF FUND(S)                              TOTAL ASSETS IN ACCOUNTS ($)                   PERFORMANCE-BASED FEES
---------------------------------------------------------------------------------------------------------------------------
                                    REGISTERED       OTHER POOLED
                                    INVESTMENT        INVESTMENT          OTHER            NUMBER             TOTAL
                                     COMPANIES         VEHICLES         ACCOUNTS         & CATEGORY         ASSETS ($)
---------------------------------------------------------------------------------------------------------------------------
Elizabeth G. Pola/ Balanced Fund        1/                3/               25/              None               None
and Capital Appreciation Fund*     48.18 million    288.1 million      882 million
---------------------------------------------------------------------------------------------------------------------------
Robert Rhodes/ Balanced Fund and        1/                3/               6/                1/            45.35 million
Capital Appreciation Fund*         48.18 million    288.1 million     854.3 million    Other Account
---------------------------------------------------------------------------------------------------------------------------

*        Information as of November 21, 2005


The following is added under Securities Ownership of Portfolio Managers on page 51:

----------------------------------------------------------------------------------------------------------
                                                                                        RANGE OF
     NAME OF PORTFOLIO MANAGER                 NAME OF FUND(S) MANAGED              SECURITIES OWNED
----------------------------------------------------------------------------------------------------------
Elizabeth G. Pola                    Balanced Fund                                        None
----------------------------------------------------------------------------------------------------------
                                     Capital Appreciation Fund                      $100,001-$500,000
----------------------------------------------------------------------------------------------------------
Robert J. Rhodes                     Balanced Fund                                        None
----------------------------------------------------------------------------------------------------------
                                     Capital Appreciation Fund                      $100,001-$500,000
----------------------------------------------------------------------------------------------------------

2. Effective as of the close of business on October 31, 2005, the STI Classic Institutional Short-Term Bond Fund (the "Fund") reorganized into class I Shares of the STI Classic Short-Term Bond Fund. Therefore all references to the Fund are deleted from the Statement of Additional Information.

3. Effective September 2, 2005, Mr. Gregory L. Fraser has resigned as Co-Manager of the Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund, Life Vision Target Date 2015 Fund, Life Vision Target Date 2025 Fund and Life Vision Target Date 2035 Fund. Therefore all information regarding Mr. Fraser is deleted from the Statement of Additional Information.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STI-SP-SAI-1205